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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ] Amendment Number: _______

    This Amendment (Check only one):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Carol A. McCoy
Title:  Vice President, Associate Counsel & Secretary
Phone:  205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-----------------------------------
(Signature)
Birmingham, AL
August 10, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:     $88,563
                                         (thousands)

List of Other Included Managers:  None

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


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                           FORM 13F INFORMATION TABLE

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

            Column 1           Column 2  Column 3   Column 4            Column 5        Column 6    Column 7        Column 8
     ------------------------  --------  --------   --------   -----------------------  ----------  --------  ---------------------
                                                                                                                     Voting
             Name of           Title of               Value    Shrs or            Put/  Investment   Other          authority
             Issuer              Class     CUSIP    (x $1000)  prn amt   SH/PRN   Call  Discretion  Managers  Sole   Shared    None
---  ------------------------  --------  ---------  ---------  -------  --------  ----  ----------  --------  ----  ---------  ----
  1  AFLAC INC                 COMMON    001055102      2300     54000      SH              SOLE                X
  2  ALTRIA GROUP INC          COMMON    02209S103      4111    119000      SH              SOLE                X
  3  AMERICAN EXPRESS CO       COMMON    025816109      4133     71000      SH              SOLE                X
  4  ARGO GROUP INTERNATIONAL
     HOLDINGS LTD.             COMMON    G0464B107       309     10561      SH              SOLE                X
  5  AT&T Inc.                 COMMON    00206R102      1997     56000      SH              SOLE                X
  6  BALL CORP                 COMMON    058498106      2627     64000      SH              SOLE                X
  7  BECTON DICKINSON CO       COMMON    075887109      1944     26000      SH              SOLE                X
  8  CHEVRON CORP              COMMON    166764100      4431     42000      SH              SOLE                X
  9  CVS CORP                  COMMON    126650100      2290     49000      SH              SOLE                X
 10  DIRECTTV                  COMMON    25490A101      2880     59000      SH              SOLE                X
 11  GENERAL ELECTRIC CO       COMMON    369604103      1396     67000      SH              SOLE                X
 12  IBM CORP                  COMMON    459200101     13612     69600      SH              SOLE                X
 13  INTEL CORP                COMMON    458140100      2185     82000      SH              SOLE
 14  JOHNSON & JOHNSON         COMMON    478160104      3513     52000      SH              SOLE                X
 15  KIMBERLY CLARK CORP       COMMON    494368103      2010     24000      SH              SOLE                X
 16  MCDONALD'S CORP           COMMON    580135101      1594     18000      SH              SOLE                X
 17  MEDTRONIC INC             COMMON    585055106      3176     82000      SH              SOLE                X
 18  MICROSOFT CORP            COMMON    594918104      3640    119000      SH              SOLE                X
 19  PHILIP MORRIS INTL INC    COMMON    718172109      1003     11500      SH              SOLE                X
 20  TARGET CORP               COMMON    87612E106      3724     64000      SH              SOLE                X
 21  TORCHMARK CORP            COMMON    891027104     19790    391500      SH              SOLE                X
 22  WAL-MART STORES INC       COMMON    931142103      5898     84600      SH              SOLE                X